PSF PGIM Jennison Value Portfolio Average Annual Total Returns		12 Months Ended	56 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	12.79%	[1],[2]	14.42%	14.82%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	8.73%	[3]	11.33%	10.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.88%			13.90%	11.39%
Class II
Prospectus [Line Items]
Average Annual Return, Percent		16.41%			13.45%	10.94%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		16.59%	11.30%
Performance Inception Date	Apr. 26, 2021

[1]	Since Inception returns for the Index is measured from the month-end closest to the Portfolio's inception date.
[2]	Since Inception returns for the Indexes is measured from the month-end closest to the Portfolio's inception date.
[3]	Since Inception returns for the Indexes is measured from the month-end closest to the Portfolio's inception date.